Fair value measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Debt Securities Available for Sale, at Fair Value	$ 17,648,473	$ 13,300,184
Trading account debt securities, excluding derivatives	40,321	37,787
Mortgage servicing rights	150,906	169,777	$ 168,031
Liabilities
Derivatives	(16,619)	(12,320)
US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	12,056,255	8,272,196
Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	122,404	333,309
Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value	6,975	6,742
Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	586,175	728,671
Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	4,876,314	3,958,778
Other
Assets
Debt Securities Available for Sale, at Fair Value	350	488
Recurring
Assets
Debt Securities Available for Sale, at Fair Value	17,648,473	13,300,184
Trading account debt securities, excluding derivatives	40,321	37,787
Equity securities at fair value	21,327	13,296
Mortgage servicing rights	150,906	169,777
Derivatives	17,966	13,603
Total	17,878,993	13,534,647
Liabilities
Derivatives	(16,619)	(12,320)
Total	(16,619)	(12,320)
Recurring | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	12,056,255	8,272,196
Trading account debt securities, excluding derivatives	7,083	6,278
Recurring | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	122,404	333,309
Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value	6,975	6,742
Trading account debt securities, excluding derivatives	633	134
Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	586,175	728,671
Recurring | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	4,876,314	3,958,778
Trading account debt securities, excluding derivatives	28,556	27,257
Recurring | Other
Assets
Debt Securities Available for Sale, at Fair Value	350	488
Trading account debt securities, excluding derivatives	3,443	3,459
Recurring | CMO
Assets
Trading account debt securities, excluding derivatives	606	659
Recurring | Level 1
Assets
Debt Securities Available for Sale, at Fair Value	3,841,715	2,719,740
Trading account debt securities, excluding derivatives	7,081	6,278
Equity securities at fair value	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Total	3,848,796	2,726,018
Liabilities
Derivatives	0	0
Total	0	0
Recurring | Level 1 | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	3,841,715	2,719,740
Trading account debt securities, excluding derivatives	7,081	6,278
Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 1 | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Other
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | CMO
Assets
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 2
Assets
Debt Securities Available for Sale, at Fair Value	13,805,576	10,579,211
Trading account debt securities, excluding derivatives	32,270	30,370
Equity securities at fair value	21,327	13,296
Mortgage servicing rights	0	0
Derivatives	17,966	13,603
Total	13,877,139	10,636,480
Liabilities
Derivatives	(16,619)	(12,320)
Total	(16,619)	(12,320)
Recurring | Level 2 | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	8,214,540	5,552,456
Trading account debt securities, excluding derivatives	2	0
Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	122,404	333,309
Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value	6,975	6,742
Trading account debt securities, excluding derivatives	633	134
Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	586,175	728,671
Recurring | Level 2 | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	4,875,132	3,957,545
Trading account debt securities, excluding derivatives	28,556	27,214
Recurring | Level 2 | Other
Assets
Debt Securities Available for Sale, at Fair Value	350	488
Trading account debt securities, excluding derivatives	3,003	2,974
Recurring | Level 2 | CMO
Assets
Trading account debt securities, excluding derivatives	76	48
Recurring | Level 3
Assets
Debt Securities Available for Sale, at Fair Value	1,182	1,233
Trading account debt securities, excluding derivatives	970	1,139
Equity securities at fair value	0	0
Mortgage servicing rights	150,906	169,777
Derivatives	0	0
Total	153,058	172,149
Liabilities
Derivatives	0	0
Total	0	0
Recurring | Level 3 | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 3 | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	1,182	1,233
Trading account debt securities, excluding derivatives	0	43
Recurring | Level 3 | Other
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	440	485
Recurring | Level 3 | CMO
Assets
Trading account debt securities, excluding derivatives	$ 530	$ 611